Consolidated Statements of Stockholders' Equity (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Q1 2021 Stock Sale [Member]
Issued for cash - sale of common stock, issuance costs	$ 6,159
Equity Purchase Agreement [Member]
Issued for cash - sale of common stock, issuance costs	$ 403